Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7)	AFFO (per diluted common share and partnership unit)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,957,876	$13,532,208	$1,945,685	$2,268,724	$133.62	$137.53	$204,989	$4.33
2024	8,351,696	13,525,810	1,731,066	2,358,517	125.35	133.59	189,832	4.14
2023	8,226,103	5,888,290	1,405,594	1,234,150	106.97	122.84	170,547	3.95
2022	7,656,072	9,778,145	1,048,261	1,110,318	115.13	108.00	153,035	3.83
2021	7,341,625	8,465,147	825,199	508,644	111.26	143.06	122,876	3.51

Company Selected Measure Name	AFFO
Named Executive Officers, Footnote
(1)The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Agree (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table for 2025, 2024 and 2023. Refer to “Executive Compensation Tables — Summary Compensation Table for 2025, 2024 and 2023.”
(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Agree) in the “Total” column of the Summary Compensation Table for 2025, 2024 and 2023 in each applicable year. The names of each of the NEOs (excluding Mr. Agree) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024, 2023, and 2022 Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (ii) for 2021, Peter Coughenour, Craig Erlich, Simon Leopold, Danielle Spehar, Clayton Thelen and Nicole Witteveen.

Peer Group Issuers, Footnote
(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: MSCI US REIT (RMZ) Index.

PEO Total Compensation Amount	$ 10,957,876	$ 8,351,696	$ 8,226,103	$ 7,656,072	$ 7,341,625
PEO Actually Paid Compensation Amount	$ 13,532,208	13,525,810	5,888,290	9,778,145	8,465,147
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Agree, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agree during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agree’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$10,957,876	$(6,923,608)	$9,497,940	$13,532,208
2024	8,351,696	(4,577,312)	9,751,426	13,525,810
2023	8,226,103	(4,212,330)	1,874,517	5,888,290
2022	7,656,072	(3,666,730)	5,788,803	9,778,145
2021	7,341,625	(3,469,080)	4,592,602	8,465,147
_____________________________________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025, 2024 and 2023 for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$6,867,797	$1,778,624	$156,728	$694,791	$9,497,940
2024	6,944,885	2,630,519	(302,551)	478,573	9,751,426
2023	3,152,283	(1,999,494)	140,175	581,553	1,874,517
2022	4,562,604	1,182,878	(468,543)	511,864	5,788,803
2021	3,963,450	124,045	(96,376)	601,483	4,592,602

Non-PEO NEO Average Total Compensation Amount	$ 1,945,685	1,731,066	1,405,594	1,048,261	825,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,268,724	2,358,517	1,234,150	1,110,318	508,644
Adjustment to Non-PEO NEO Compensation Footnote
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Agree), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Agree) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Agree) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,945,685	$(946,100)	$1,269,140	$2,268,724
2024	1,731,066	(787,227)	1,414,678	2,358,517
2023	1,405,594	(592,368)	420,924	1,234,150
2022	1,048,261	(256,408)	318,465	1,110,318
2021	825,199	(343,954)	27,399	508,644
_____________________________________________
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2025	$937,910	$256,659	$13,192	$—	$61,379	$1,269,140
2024	1,175,542	209,822	(8,778)	—	38,092	1,414,678
2023	487,138	(86,237)	(1,612)	—	21,635	420,924
2022	312,359	(589)	(8,771)	—	15,466	318,465
2021	108,261	6,572	(1,852)	(95,249)	9,667	27,399

Compensation Actually Paid vs. Total Shareholder Return
The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including “compensation actually paid”, as required by Item 402(v) of Regulation S-K. The Compensation Committee has not previously used or considered “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K to set NEO target pay or align our NEO compensation to Company performance. See “Compensation Discussion and Analysis” for a discussion of how the Compensation Committee designs our executive compensation program and sets NEO target pay.
The charts below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO NEOs, with (ii) our cumulative TSR, (iii) the MSCI US REIT Index TSR, (iv) our AFFO Per Share, and (v) our net income in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income
The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including “compensation actually paid”, as required by Item 402(v) of Regulation S-K. The Compensation Committee has not previously used or considered “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K to set NEO target pay or align our NEO compensation to Company performance. See “Compensation Discussion and Analysis” for a discussion of how the Compensation Committee designs our executive compensation program and sets NEO target pay.
The charts below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO NEOs, with (ii) our cumulative TSR, (iii) the MSCI US REIT Index TSR, (iv) our AFFO Per Share, and (v) our net income in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including “compensation actually paid”, as required by Item 402(v) of Regulation S-K. The Compensation Committee has not previously used or considered “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K to set NEO target pay or align our NEO compensation to Company performance. See “Compensation Discussion and Analysis” for a discussion of how the Compensation Committee designs our executive compensation program and sets NEO target pay.
The charts below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO NEOs, with (ii) our cumulative TSR, (iii) the MSCI US REIT Index TSR, (iv) our AFFO Per Share, and (v) our net income in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including “compensation actually paid”, as required by Item 402(v) of Regulation S-K. The Compensation Committee has not previously used or considered “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K to set NEO target pay or align our NEO compensation to Company performance. See “Compensation Discussion and Analysis” for a discussion of how the Compensation Committee designs our executive compensation program and sets NEO target pay.
The charts below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO NEOs, with (ii) our cumulative TSR, (iii) the MSCI US REIT Index TSR, (iv) our AFFO Per Share, and (v) our net income in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Tabular List, Table	AFFO per share •Relative Total Shareholder Return •Net Debt to Annualized Recurring EBITDA
Total Shareholder Return Amount	$ 133.62	125.35	106.97	115.13	111.26
Peer Group Total Shareholder Return Amount	137.53	133.59	122.84	108.00	143.06
Net Income (Loss)	$ 204,989,000	$ 189,832,000	$ 170,547,000	$ 153,035,000	$ 122,876,000
Company Selected Measure Amount | $ / shares	4.33	4.14	3.95	3.83	3.51
PEO Name	Mr. Agree
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per share
Non-GAAP Measure Description
(8)The Company defines AFFO as net income computed in accordance with GAAP, excluding certain non-cash and infrequently occurring items, specifically, (i) depreciation of real-estate and non-real estate assets; (ii) amortization of acquisition related lease intangibles and leasing costs; (iii) provision for impairment; (iv) gains (or losses) from sales of real estate assets and/or changes in control; (v) loss on extinguishment of debt and settlement of related hedges; (vi) straight-line accrued rent; (vii) stock-based compensation expense; (viii) amortization of financing fees and original issue discounts; and (ix) certain other items that reduce or increase net income in accordance with GAAP. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined AFFO (per diluted common share and partnership unit) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Annualized Recurring EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,923,608)	$ (4,577,312)	$ (4,212,330)	$ (3,666,730)	$ (3,469,080)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,497,940	9,751,426	1,874,517	5,788,803	4,592,602
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,867,797	6,944,885	3,152,283	4,562,604	3,963,450
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,778,624	2,630,519	(1,999,494)	1,182,878	124,045
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,728	(302,551)	140,175	(468,543)	(96,376)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,791	478,573	581,553	511,864	601,483
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(946,100)	(787,227)	(592,368)	(256,408)	(343,954)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,269,140	1,414,678	420,924	318,465	27,399
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,910	1,175,542	487,138	312,359	108,261
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,659	209,822	(86,237)	(589)	6,572
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,192	(8,778)	(1,612)	(8,771)	(1,852)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(95,249)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,379	$ 38,092	$ 21,635	$ 15,466	$ 9,667